Employee benefit expenses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Employee benefit expenses
Wages and salaries	¥ 1,319,554	¥ 1,165,604	¥ 587,940
Welfare and other benefits	248,870	252,907	141,708
Share-based payments	74,980	62,315	7,751
Employee benefit expenses	¥ 1,643,404	¥ 1,480,826	¥ 737,399